Equity-Based Compensation - Summary of RSAs Transactions (Details) - $ / shares	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited		(28,442)
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Outstanding—beginning of year	10,370,880	10,563,458	0
Converted	0	0	10,348,789
Granted	0	0	214,669
Vested	(1,403,855)	(192,578)	0
Forfeited	(22,946)
Units, Outstanding—end of year	8,944,079	10,370,880	10,563,458
Weighted-average grant date fair value, beginning balance	$ 8.20	$ 8.05	$ 0
Weighted-average grant date fair value, converted	0	0	7.85
Weighted-average grant date fair value, granted	0	0	18.00
Weighted-average grant date fair value, vested	1.38	0.38	0
Weighted-average grant date fair value, forfeited	5.97
Weighted-average grant date fair value, ending balance	$ 9.27	$ 8.20	$ 8.05